Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable
Gross accounts receivable	$ 1,325	$ 1,386
Allowance for credit losses	(25)	(15)
Net accounts receivable	1,300	1,371
Freight [Member]
Accounts receivable
Gross accounts receivable	1,051	1,142
Non-freight [Member]
Accounts receivable
Gross accounts receivable	$ 274	$ 244